long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 CAD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
TELUS International (Cda) Inc. credit facility
Long-term debt		$ 21,628		$ 20,852	$ 19,932
Interest obligations		$ 180		$ 173
Lease liabilities
TELUS International (Cda) Inc. credit facility
Weighted average interest rate	3.63%	3.63%
Minimum | 2022 (remainder of year)
TELUS International (Cda) Inc. credit facility
Leverage ratio	4.50	4.50
Minimum | Subsequent to fiscal 2022
TELUS International (Cda) Inc. credit facility
Leverage ratio	3.75	3.75
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 1,636		$ 1,658
Undrawn borrowing facilities	$ 788		725
Number of financial ratio tests | item	2	2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | 2022 (remainder of year)
TELUS International (Cda) Inc. credit facility
Term loan	$ 250
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility
Fixed interest rate	0.65%	0.65%
Amortizing amount, convertible	$ 386
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
TELUS International (Cda) Inc. credit facility
Derivative Exchange Rate	1.0932
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | European euro
TELUS International (Cda) Inc. credit facility
Derivative Exchange Rate	1.00
Other.
TELUS International (Cda) Inc. credit facility
Fixed interest rate	3.19%	3.19%
Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 850		850
Undrawn borrowing facilities	$ 788		725
Weighted average interest rate	3.12%	3.12%
Amounts drawn on credit facility			8
Term loan component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 786		808
Weighted average interest rate	3.12%	3.12%
Term loan component | Fixed interest rate
TELUS International (Cda) Inc. credit facility
Interest obligations	$ 92
Fixed interest rate	2.64%	2.64%
Telus Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Outstanding	$ 77		87
Telus Corporation | Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	620
Outstanding	$ 8		16
TELUS Corporation, share of lending, as a percent	7.50%
Telus Corporation | Term loan component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 600
Outstanding	$ 69		71
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Outstanding	$ 771		846
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	230
Outstanding	$ 54		109
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 250
Outstanding	$ 717		$ 737